Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED, AND
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED
On December 13, 2021, the Board of Trustees of William Blair Funds authorized name changes for William Blair Short-Term Bond Fund and William Blair Ultra-Short Bond Fund.
William Blair Short Duration Bond Fund (formerly, William Blair Short-Term Bond Fund and William Blair Income Fund)
Name Change
Effective as of December 13, 2021, the “William Blair Short-Term Bond Fund” is re‑named “William Blair Short Duration Bond Fund”, and all references to “William Blair Short-Term Bond Fund” or “Short-Term Bond Fund” in the Prospectus and Statement of Additional Information are hereby replaced with “William Blair Short Duration Bond Fund” or “Short Duration Bond Fund”, respectively.
William Blair Ultra-Short Duration Bond Fund (formerly, William Blair Ultra-Short Bond Fund and William Blair Low Duration Fund)
Name Change
Effective December 13, 2021, the “William Blair Ultra-Short Bond Fund” is re‑named “William Blair Ultra-Short Duration Bond Fund,” and all references to “William Blair Ultra-Short Bond Fund” or “Ultra-Short Bond Fund” in the Prospectus and Statement of Additional Information are hereby replaced with “William Blair Ultra-Short Duration Bond Fund” or “Ultra-Short Duration Bond Fund”, respectively.

William Blair Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED, AND
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED
On December 13, 2021, the Board of Trustees of William Blair Funds authorized name changes for William Blair Short-Term Bond Fund and William Blair Ultra-Short Bond Fund.
William Blair Short Duration Bond Fund (formerly, William Blair Short-Term Bond Fund and William Blair Income Fund)
Name Change
Effective as of December 13, 2021, the “William Blair Short-Term Bond Fund” is re‑named “William Blair Short Duration Bond Fund”, and all references to “William Blair Short-Term Bond Fund” or “Short-Term Bond Fund” in the Prospectus and Statement of Additional Information are hereby replaced with “William Blair Short Duration Bond Fund” or “Short Duration Bond Fund”, respectively.

William Blair Ultra-Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED, AND
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED
On December 13, 2021, the Board of Trustees of William Blair Funds authorized name changes for William Blair Short-Term Bond Fund and William Blair Ultra-Short Bond Fund.
William Blair Ultra-Short Duration Bond Fund (formerly, William Blair Ultra-Short Bond Fund and William Blair Low Duration Fund)
Name Change
Effective December 13, 2021, the “William Blair Ultra-Short Bond Fund” is re‑named “William Blair Ultra-Short Duration Bond Fund,” and all references to “William Blair Ultra-Short Bond Fund” or “Ultra-Short Bond Fund” in the Prospectus and Statement of Additional Information are hereby replaced with “William Blair Ultra-Short Duration Bond Fund” or “Ultra-Short Duration Bond Fund”, respectively.